Property and equipment	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Property and equipment
4	Property and equipment
The property and equipment net book value consists of the
following:

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Furniture, fittings and equipment	903,996	483,547
Leasehold improvements	332,067	165,157
Construction work-in-progress	511,354	—

Property and equipment, net	1,747,417	648,704

Total expense arising from depreciation on property and equipment recognized in the condensed interim consolidated statement of comprehensive income as part of general and administrative expense for the six-month
period ended 30 June 2022 was $365,340 ($38,912 for the
six-month
period ended 30 June 2021).